Revenues by Segment - Schedule Present Summary information by Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sale of Crude Oil [Member]
Segment Reporting Information [Line Items]
Revenue	$ 169,472	$ 252,070
Gross Profit	(13,613)	3,599
Sale of Oil-Based Products [Member]
Segment Reporting Information [Line Items]
Revenue	145,444	37,096
Gross Profit	$ 17,911	$ 530